Insurance revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	£ 3,008	£ 2,461	[1],[2]
Life
Disclosure of analysis of insurance revenue [line items]
CSM recognised for services provided	329	245
Change in risk adjustments for non-financial risk for risk expired	84	103
Expected incurred claims and other insurance services expenses	1,907	1,696
Charges (credits) to funds in respect of policyholder tax and other	87	(228)
Amounts relating to the changes in liabilities for remaining coverage:	2,407	1,816
Recovery of insurance acquisition cash flows	87	86
Insurance revenue	2,494	1,902
Acquisition costs related to contracts modified and derecognised		383
Non-life
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	£ 514	£ 559

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.